Taxes (Tables)	12 Months Ended
Sep. 30, 2024
Taxes
Schedule of effective tax rates
	For the Years Ended September 30,
	2024	2023	2022
Statutory PRC income tax rate	25.0%	25.0%	25.0%
Effect of income tax exemption (a)	(18.2%)	(40.9%)	(50.8%)
Favorable tax rate impact (a)	-	13.3%	(14.8%)
Permanent difference	32.3%	-	0.1%
Changes of deferred tax assets valuation allowances	(9.3%)	(5.8%)	7.2%
Non-PRC entities not subject PRC income tax	(29.8%)	19.4%	27.7%
Total	0.01%	11.0%	(5.6%)

Schedule of provision for income tax
	For the years ended September 30,
	2024	2023	2022
Current income tax expense	$264	$148,893	$58,266
Deferred income tax expense	-	164,600	(176,633)
Total	$264	$313,493	($118,367)

Schedule of components of deferred tax assets and liabilities
	As of	As of
	September 30,	September 30,
	2024	2023
Net operating loss (“NOL”) carry forward	$504,051	$284,283
Allowance for inventory	3,299	2,202
Allowance for doubtful accounts	75,729	4,474
Allowance for long-term investments	58,717	-
Valuation allowance	(641,796)	(290,959)
Total	-	-